Shareholder Report, Line Graph (Details) - USD ($)						1 Months Ended		4 Months Ended	6 Months Ended	12 Months Ended		13 Months Ended		16 Months Ended	18 Months Ended	24 Months Ended	25 Months Ended		30 Months Ended	36 Months Ended	37 Months Ended		42 Months Ended	48 Months Ended	49 Months Ended		54 Months Ended	60 Months Ended	61 Months Ended	72 Months Ended	73 Months Ended	84 Months Ended	85 Months Ended	96 Months Ended	97 Months Ended	108 Months Ended	120 Months Ended
	Jun. 26, 2024	Oct. 07, 2021	Apr. 22, 2021	Sep. 22, 2017	Oct. 31, 2015	Oct. 31, 2021	Oct. 31, 2017	Oct. 31, 2024	Oct. 31, 2021	Oct. 31, 2025	Oct. 31, 2016	Oct. 31, 2022	Oct. 31, 2018	Oct. 31, 2025	Oct. 31, 2022	Oct. 31, 2017	Oct. 31, 2023	Oct. 31, 2019	Oct. 31, 2023	Oct. 31, 2018	Oct. 31, 2024	Oct. 31, 2020	Oct. 31, 2024	Oct. 31, 2019	Oct. 31, 2025	Oct. 31, 2021	Oct. 31, 2025	Oct. 31, 2020	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2025	Oct. 31, 2024	Oct. 31, 2025
C000041880 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Invesco RAFI Developed Markets ex-U.S. Small-Mid ETF — NAV Return
Accumulated Value					$ 10,000						$ 10,537					$ 13,104				$ 11,918				$ 12,719				$ 12,292		$ 16,513		$ 11,935		$ 12,995		$ 15,590	$ 20,229
C000041881 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Invesco RAFI Developed Markets ex-U.S. ETF — NAV Return
Accumulated Value					10,000						9,827					12,321				11,403				12,151				10,418		15,053		12,351		14,204		17,445	22,789
C000041883 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Invesco RAFI Emerging Markets ETF — NAV Return
Accumulated Value					10,000						12,508					14,772				14,116				15,289				13,234		17,441		13,173		15,045		19,401	24,400
C000041898 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Invesco Global Water ETF — NAV Return
Accumulated Value					10,000						9,886					11,864				11,336				14,045				15,275		20,648		15,457		16,163		20,705	23,170
C000041899 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Invesco Global Clean Energy ETF — NAV Return
Accumulated Value					10,000						9,471					11,829				10,092				11,894				21,892		30,060		18,482		13,448		13,206	17,737
C000041900 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Invesco S&P International Developed Quality ETF — NAV Return
Accumulated Value					10,000						9,938					12,160				11,309				13,296				13,878		17,797		13,048		15,152		18,361	21,776
C000053050 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Invesco Emerging Markets Sovereign Debt ETF — NAV Return
Accumulated Value					10,000						11,179					11,682				10,815				12,644				12,256		12,768		8,685		9,718		11,965	13,548
C000053052 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Invesco International Corporate Bond ETF — NAV Return
Accumulated Value					10,000						9,878					10,758				10,294				11,130				11,751		11,954		8,484		9,111		10,148	11,061
C000057374 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Invesco Dorsey Wright Developed Markets Momentum ETF — NAV Return
Accumulated Value					10,000						9,703					12,088				10,989				12,341				13,677		18,422		12,298		13,207		17,919	24,043
C000057375 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Invesco Dorsey Wright Emerging Markets Momentum ETF — NAV Return
Accumulated Value					10,000						10,200					12,517				10,625				12,562				13,452		17,400		11,475		12,964		15,192	18,556
C000106969 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Invesco S&P International Developed Momentum ETF — NAV Return
Accumulated Value					10,000						9,308					11,408				10,388				11,562				12,730		16,610		13,499		15,364		20,178	27,050
C000106970 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Invesco S&P International Developed Low Volatility ETF — NAV Return
Accumulated Value					10,000						10,156					11,943				11,511				13,390				11,182		13,233		10,939		11,641		13,636	16,142
C000106971 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Invesco S&P Emerging Markets Momentum ETF — NAV Return
Accumulated Value					10,000						10,017					13,461				11,623				13,204				13,230		14,508		11,778		11,393		14,833	16,383
C000106972 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Invesco S&P Emerging Markets Low Volatility ETF — NAV Return
Accumulated Value					10,000						10,212					11,570				11,276				11,938				10,635		13,741		12,273		13,127		15,445	17,591
C000126877 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Invesco Global ex-US High Yield Corporate Bond ETF — NAV Return
Accumulated Value					10,000						10,923					11,552				11,673				12,129				12,131		12,778		11,825		12,450		14,402	15,508
C000135815 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Invesco International BuyBack AchieversTM ETF — NAV Return
Accumulated Value					10,000						10,625					13,603				12,188				13,053				13,009		18,464		14,116		15,864		20,346	26,774
C000192793 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Invesco 0-5 Yr US TIPS ETF — NAV Return
Accumulated Value				$ 10,000			$ 10,010						$ 10,043					$ 10,448				$ 10,896				$ 11,600			$ 11,277		$ 11,577		$ 12,337		$ 13,095
C000197634 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Invesco MSCI Global Timber ETF — NAV Return
Accumulated Value					10,000						9,983					13,110				11,942				12,219				12,616		16,647		13,876		13,932		16,967	14,295
C000197635 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Invesco S&P Global Water Index ETF — NAV Return
Accumulated Value					10,000						10,501					12,818				11,984				14,992				15,938		22,990		18,113		18,260		23,645	26,595
C000197644 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Invesco China Technology ETF — NAV Return
Accumulated Value					10,000						11,345					17,236				11,985				14,214				21,965		20,556		9,595		10,358		12,420	16,851
C000226858 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Invesco MSCI Green Building ETF — NAV Return
Accumulated Value			$ 10,000						$ 9,728						$ 7,000				$ 6,594				$ 8,176				$ 8,945
C000229461 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Invesco Alerian Galaxy Blockchain Users and Decentralized Commerce ETF — NAV Return
Accumulated Value		$ 10,000				$ 11,049						$ 3,991					$ 5,423				$ 9,596				$ 16,317
C000229462 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Invesco Alerian Galaxy Crypto Economy ETF — NAV Return
Accumulated Value		10,000				11,624						2,503					3,362				7,431				14,102
C000250890 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Invesco MSCI Global Climate 500 ETF — NAV Return
Accumulated Value	$ 10,000							$ 10,382						$ 12,664
MSCI World ex USA IMI Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										MSCI World ex USA IMI Index
Accumulated Value					10,000						9,854					12,139				11,301				12,512				11,770		15,988		12,288		13,711		16,975	21,033
MSCI EAFE Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										MSCI EAFE® Index (Net)
Accumulated Value					10,000						9,677					11,945				11,127				12,355				11,507		15,441		11,889		13,602		16,725	20,578
MSCI Emerging Markets Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										MSCI Emerging Markets Index (Net)
Accumulated Value					10,000						10,927					13,817				12,088				13,521				14,636		17,119		11,807		13,083		16,394	20,971
Bloomberg Global Aggregate ex U S Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Bloomberg Global Aggregate ex-U.S. Index
Accumulated Value					10,000						10,647					10,781				10,556				11,384				11,949		11,711		8,831		9,060		9,844	10,358
MSCI ACWI ex USA Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										MSCI ACWI ex USA® Index (Net)
Accumulated Value					10,000						10,022					12,392				11,370				12,652				12,321		15,976		12,025		13,477		16,757	20,934
Bloomberg Global Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Bloomberg Global Aggregate Index
Accumulated Value					10,000						10,559					10,683				10,464				11,462				12,108		11,957		9,472		9,635		10,554	11,154
Bloomberg U S Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Bloomberg U.S. Aggregate Bond Index
Accumulated Value				10,000			9,996						9,791					10,918				11,593				11,538			9,728		9,763		10,793		11,457
MSCI ACWI Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										MSCI ACWI Index (Net)
Accumulated Value	10,000	10,000			10,000	10,386		10,403			10,205	8,313		12,758		12,573	9,186			12,508	12,198			14,082	14,960			14,771		20,277		16,230		17,935		23,816	29,208
MSCI China Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										MSCI China Index (Net)
Accumulated Value					10,000						10,154					14,323				11,927				13,466				18,204		16,528		8,611		10,429		12,698	16,974
MSCI All Country World IMI Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										MSCI All Country World IMI Index (Net)
Accumulated Value			10,000						10,714						8,548				9,354				12,379				15,102
MSCI EAFE Small Cap Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										MSCI EAFE® Small Cap Index (Net)
Accumulated Value					10,000						10,298					13,131				12,105				13,173				12,993		17,641		12,299		13,095		16,102	20,047
FTSE RAFI TM Developed ex U S Mid Small 1500 Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										FTSE RAFI™ Developed ex U.S. Mid-Small 1500 Index (Net)
RAFI TM Fundamental Select Developed ex US 1500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										RAFI™ Fundamental Select Developed ex US 1500 Index
Custom Invesco RAFI Developed Markets ex U S Small Mid ETF Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Custom Invesco RAFI Developed Markets ex-U.S. Small-Mid ETF Benchmark
Accumulated Value					10,000						10,566					13,187				12,035				12,879				12,473		16,824		12,190		13,317		16,075	20,942
Custom Invesco RAFI Developed Markets ex U S ETF Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Custom Invesco RAFI Developed Markets ex-U.S. ETF Benchmark
Accumulated Value					10,000						9,835					12,358				11,457				12,229				10,477		15,189		12,487		14,381		17,705	23,299
RAFI TM Fundamental Select Developed ex US 1000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										RAFI™ Fundamental Select Developed ex US 1000 Index
FTSE RAFI TM Developed ex U S 1000 Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										FTSE RAFI™ Developed ex U.S. 1000 Index (Net)
FTSE RAFI TM Emerging Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										FTSE RAFI™ Emerging Index (Net)
RAFI TM Fundamental Select Emerging Markets 350 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										RAFI™ Fundamental Select Emerging Markets 350 Index
Custom Invesco RAFI Emerging Markets ETF Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Custom Invesco RAFI Emerging Markets ETF Benchmark
Accumulated Value					10,000						12,612					14,952				14,294				15,569				13,552		18,046		13,679		15,728		20,605	26,069
Nasdaq OMX Global WaterTM Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Nasdaq OMX Global Water™ Index
Accumulated Value					10,000						9,868					11,865				11,351				14,087				15,376		20,790		15,615		16,383		21,067	23,666
WilderHill New Energy Global Innovation Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										WilderHill New Energy Global Innovation Index
Accumulated Value					10,000						9,463					11,864				10,150				11,913				21,956		30,327		18,577		13,473		13,272	17,817
Blended S And P Quality Developed ex U S LargeMidCap Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Blended - S&P Quality Developed ex-U.S. LargeMidCap Index (Net)
Accumulated Value					10,000						9,906					12,132				11,285				13,309				13,890		17,861		13,114		15,250		18,519	21,981
JP Morgan Emerging Market Bond Global Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										JP Morgan Emerging Market Bond Global Index
Accumulated Value					10,000						11,159					11,815				11,193				12,725				12,975		13,503		10,503		11,233		13,211	14,818
DBIQ Emerging Markets USD Liquid Balanced Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										DBIQ Emerging Markets USD Liquid Balanced Index
Accumulated Value					10,000						11,274					11,848				11,031				12,973				12,696		13,311		8,748		9,801		12,111	13,760
S And P International Corporate Bond Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										S&P International Corporate Bond Index® (Net)
Accumulated Value					10,000						9,893					10,774				10,294				11,100				11,736		11,950		8,499		9,105		10,117	11,001
Bloomberg Pan European Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Bloomberg Pan-European Aggregate Index
Accumulated Value					10,000						9,987					10,697				10,319				11,078				11,767		11,523		8,113		8,609		9,570	10,444
Dorsey Wright Developed Markets Tech LeadersTM Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Dorsey Wright Developed Markets Tech Leaders™ Index (Net)
Accumulated Value					10,000						9,757					12,211				11,176				12,661				14,139		19,147		12,890		13,908		19,014	25,683
Dorsey Wright Emerging Markets Tech LeadersTM Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Dorsey Wright Emerging Markets Tech Leaders™ Index (Net)
Accumulated Value					10,000						10,363					12,871				11,119				13,289				14,397		19,090		12,785		14,696		17,687	21,868
Blended Invesco S And P International Developed Momentum ETF Benchmark Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Blended - Invesco S&P International Developed Momentum ETF Benchmark (Net)
Accumulated Value					10,000						9,371					11,535				10,532				11,782				12,985		16,925		13,794		15,715		20,686	27,793
S And P BMI International Developed Low Volatility TM Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										S&P BMI International Developed Low Volatility™ Index (Net)
Accumulated Value					10,000						10,169					11,973				11,524				13,404				11,185		13,261		10,964		11,667		13,680	16,186
Blended S And P Momentum Emerging Plus LargeMidCap Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Blended - S&P Momentum Emerging Plus LargeMidCap Index (Net)
Accumulated Value					10,000						10,280					14,153				12,294				14,163				14,241		15,799		12,926		12,608		17,158	18,853
S And P BMI Emerging Markets Low Volatility Index TM Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										S&P BMI Emerging Markets Low Volatility Index™ (Net)
Accumulated Value					10,000						10,298					11,740				11,524				12,272				10,999		14,322		12,903		13,892		16,559	18,803
ICE BofA 0 5 Year US High Yield Constrained Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										ICE BofA 0-5 Year US High Yield Constrained Index
Accumulated Value					10,000						10,927					11,840				12,188				12,797				12,824		14,281		13,433		14,293		16,397	17,648
Blended Invesco Global ex US High Yield Corporate Bond Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Blended - Invesco Global ex-US High Yield Corporate Bond Benchmark
Accumulated Value					10,000						11,442					12,197				12,353				12,926				12,781		13,617		12,290		13,136		15,267	16,457
Nasdaq International BuyBack AchieversTM Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Nasdaq International BuyBack Achievers™ Index (Net)
Accumulated Value					10,000						10,700					13,800				12,406				13,374				13,405		19,156		14,695		16,615		21,436	28,358
ICE BofA 0 5 Year US Inflation Linked Treasury Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										ICE BofA 0-5 Year US Inflation-Linked Treasury Index
Accumulated Value				$ 10,000			$ 10,009						$ 10,051					$ 10,473				$ 10,934				$ 11,650			$ 11,339		$ 11,642		$ 12,414		$ 13,179
Blended MSCI ACWI IMI Timber Select Capped Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Blended - MSCI ACWI IMI Timber Select Capped Index (Net)
Accumulated Value					10,000						10,011					13,169				11,967				12,219				12,617		16,687		13,903		13,959		17,047	14,375
MSCI World Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										MSCI World Index (Net)
Accumulated Value					10,000						10,118					12,423				12,567				14,162				14,780		20,755		16,920		18,693		24,988	30,490
S And P Global Water Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										S&P Global Water Index (Net)
Accumulated Value					10,000						10,517					12,866				12,068				15,135				16,138		23,370		18,469		18,617		24,117	27,221
Blended FTSE China Incl A 25 Technology Capped Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Blended - FTSE China Incl A 25% Technology Capped Index (Net)
Accumulated Value					$ 10,000						$ 11,410					$ 17,385				$ 12,159				$ 14,487				$ 22,562		$ 21,278		$ 9,990		$ 10,863		$ 13,123	$ 17,910
MSCI Global Green Building Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										MSCI Global Green Building Index (Net)
Accumulated Value			$ 10,000						$ 9,730						$ 6,982				$ 6,564				$ 8,159				$ 8,901
Alerian Galaxy Global Blockchain Equity Trusts And ETPs Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Alerian Galaxy Global Blockchain Equity, Trusts & ETPs Index (Net)
Accumulated Value		10,000				10,992						3,930					5,370				9,493				15,952
Alerian Galaxy Global Cryptocurrency Focused Blockchain Equity Trusts And ETPs Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Alerian Galaxy Global Cryptocurrency-Focused Blockchain Equity, Trusts & ETPs Index (Net)
Accumulated Value		$ 10,000				$ 11,529						$ 2,514					$ 3,363				$ 7,264				$ 13,396
MSCI ACWI Select Climate 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										MSCI ACWI Select Climate 500 Index
Accumulated Value	$ 10,000							$ 10,377						$ 12,635